AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 11, 2023

FILE NO. 333-206448

FILE NO. 811-22726

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 16	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 131

FORETHOUGHT LIFE INSURANCE CO

SEPARATE ACCOUNT A

(Exact Name of Registrant)

FORETHOUGHT LIFE INSURANCE COMPANY

(Name of Depositor)

10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

(Address of Depositor's Principal Offices)

860-325-1538

(Depositor's Telephone Number, Including Area Code)

SARAH M. PATTERSON

FORETHOUGHT LIFE INSURANCE COMPANY

ONE FINANCIAL PLAZA, 755 MAIN STREET,

24TH FLOOR, HARTFORD, CT 06103

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on , pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date), pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-206448) incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 15 to the Registration Statement, as filed on April 25, 2023, as well as the prospectus supplement dated August 11, 2023, filed pursuant to Rule 497 on August 11, 2023. This Post-Effective Amendment No. 16 further supplements the prospectus dated May 1, 2023, for the purpose of adding a new underlying fund option to the variable contract and disclosing an underlying fund reorganization.

ForeInvestors Choice Variable Annuity – I Share

Supplement dated October 11, 2023 to your Prospectus dated May 1, 2023

BlackRock Capital Appreciation V.I. Fund

BlackRock Capital Appreciation V.I. Fund — Fund Reorganization

The Board of Directors of BlackRock Variable Series Funds, Inc. (the “Company”) has approved an Agreement and Plan of Reorganization between the Company, on behalf of the BlackRock Capital Appreciation V.I. Fund (the “Merging Fund”), and the Company, on behalf of BlackRock Large Cap Focus Growth V.I. Fund (the “Acquiring Fund”), pursuant to which the Merging Fund will be reorganized into the Acquiring Fund (the “Reorganization”). The Reorganization is expected to take place during the fourth quarter of 2023. Effective upon the Reorganization, the Acquiring Fund’s name will change from BlackRock Large Cap Focus Growth V.I. Fund to BlackRock Large Cap Growth Equity V.I. Fund.

On or about the close of the Reorganization:

●	Premium Payments. You will no longer be able to allocate new Premium Payments to the Merging Fund’s Sub-Account, including allocations via InvestEase, after the Reorganization. If any portion of your future Premium Payments is allocated to the Merging Fund’s Sub-Account after the Reorganization, you must redirect that allocation to another Sub-Account available under your Contract, subject to applicable Investment Restrictions.

●	Sub-Account Transfers. You will no longer be able to make Sub-Account transfers to the Merging Fund’s Sub-Account after the Reorganization, including transfers via any of the Dollar Cost Averaging programs or Asset Rebalancing.

●	Contract Value. If any of your Contract Value is invested in the Merging Fund’s Sub-Account, the Contract Value will automatically be transferred into the Acquiring Fund’s Sub-Account. You may transfer any Contract Value in the Merging Fund’s Sub-Account to other investment options currently available under your Contract prior to the Reorganization, subject to applicable Investment Restrictions.

●	Enrollments. If you do not make any updates to your enrollments (InvestEase, any of the Dollar Cost Averaging programs, Asset Rebalancing, and Systematic Withdrawal Program) that include transfers of Contract Value in or out of the Merging Fund’s Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund’s Sub-Account.

●	Investment Restrictions. Investment Restrictions, if applicable, may require you to remain invested in the Merging Fund’s Sub-Account before the Reorganization and in the Acquiring Fund’s Sub-Account after the Reorganization.

●	Sub-Account Transfer Rule. The transfer of your Contract Value from the Merging Fund’s Sub- Account as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed. During the 60 days after the Reorganization, you will be allowed one Sub-Account transfer from the Acquiring Fund’s Sub-Account that will not count as a transfer toward the limitation of allowable transfers per contract year.

BlackRock Large Cap Growth Equity V.I. Fund — New Investment Option

Effective upon the Reorganization, the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) will be added as an available investment option under your Contract.

Under the “Appendix B — Funds Available Under the Contract” section of the prospectus, the following investment option is added to the table:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year
Seeks long-term capital growth.	BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) – Class III (1) Adviser: BlackRock Advisors, LLC	1.05% (2)	0.00%	1.05%	-38.25%	7.24%	11.89%

(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

(2)	The projected pro forma Current Expenses (as of June 30, 2023) of the BlackRock Capital Appreciation V.I. Fund and the BlackRock Large Cap Growth Equity V.I. Fund (formerly BlackRock Large Cap Focus Growth V.I. Fund) (“Combined Portfolio”) after the Reorganization are 1.03%.

Upon completion of the Reorganization, all information and references to the Merging Fund’s Sub-Accounts are deleted from your prospectus.

This Supplement Should be Retained for Future Reference.

FIC-I101123FM/FA

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 11th day of October, 2023.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:	David A. Jacoby	*By:	/s/ Sarah M. Patterson
	David A. Jacoby		Sarah M. Patterson
	Chief Financial Officer* (principal financial and accounting officer)		Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:	David A. Jacoby
David A. Jacoby
Chief Financial Officer* (principal financial and accounting officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman), President (principal executive officer)
Hanben Kim Lee, Director, Executive Vice President
David A. Jacoby, Chief Financial Officer
(principal financial and accounting officer)
Emily LeMay, Director, Chief Operations Officer
Paula Nelson, Director, Head of Strategic Growth and Managing Director
Eric D. Todd, Director, Managing Director	*By:	/s/ Sarah M. Patterson
Sarah M. Patterson Attorney-in-Fact
Manu Sareen, Director	Date: October 11, 2023